Provisions for liabilities and other charges - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Other provisions	$ 9,243	$ 13,531	$ 18,934
Provision for value-added tax
Disclosure of other provisions [line items]
Other provisions	1,532	1,506
Provisions related to withholding tax
Disclosure of other provisions [line items]
Other provisions	4,895	8,626
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	846	1,558
Provision for other expenses
Disclosure of other provisions [line items]
Other provisions	1,661	1,419	$ 3,192
End of service benefits provision	721	638
Litigation and penalty provisions	$ 940	$ 781